Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares
Current assets:
Accounts receivable - allowance for doubtful accounts | $	$ 18,226		$ 17,296
Long-term assets:
Property, plant and equipment - accumulated depreciation | $	516,324		516,765
Intangible assets - accumulated amortization | $	$ 693,062		$ 748,590
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding
Preference shares - par value (in EUR per share) | € / shares		€ 0.01		€ 0.01
Preference shares - shares authorized (in shares)	450,000,000		450,000,000
Preference shares - shares issued (in shares)	0		0
Preference shares - shares outstanding (in shares)	0		0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding
Financing preference shares - par value (in EUR per share) | € / shares		0.01		0.01
Financing preference shares - shares authorized (in shares)	40,000,000		40,000,000
Financing preference shares - shares issued (in shares)	0		0
Financing preference shares - shares outstanding (in shares)	0		0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—223,904 shares in 2024 and 230,829 in 2023
Common shares - par value (in EUR per share) | € / shares		€ 0.01		€ 0.01
Common shares - shares authorized (in shares)	410,000,000		410,000,000
Common shares - shares issued (in shares)	223,904,000		230,829,000
Less treasury shares, at cost—1,614 and 2,627 shares, respectively
Treasury shares (in shares)	(1,614,000)		(2,627,000)